Income Taxes	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Income Taxes
12.	Income Taxes
The Company recorded income tax expense of $0.8 million and $0.6 million for the nine months ended October 31, 2021 and 2020, respectively. For the nine months ended October 31, 2021 and 2020, the income tax expense was primarily driven by the current tax on foreign earnings. The effective tax rates for the nine months ended October 31, 2021 and 2020 differed from the federal statutory tax rate primarily due to the valuation allowance on the majority of its U.S. and foreign deferred tax assets and foreign rate differences.
The Company evaluates its tax positions on a quarterly basis and revises its estimates accordingly. Gross unrecognized tax benefits were $5.4 million and $4.7 million as of October 31, 2021 and January 31, 2021, respectively. The gross unrecognized tax benefits, if recognized, would not affect the effective tax rate due to the valuation allowance against the deferred tax assets. The Company determined that no accrual for interest and penalties was required as of October 31, 2021 and January 31, 2021 and no such expenses were incurred in the periods presented.
The Company does not anticipate the total amounts of unrecognized tax benefits to significantly increase or decrease in the next twelve months.
The Company files U.S. federal, various state and foreign income tax returns. The Company is not currently under audit by any taxing authorities. All tax years remain open to examination by taxing jurisdictions to which the Company is subject.

13.	Income Taxes
The components of the loss before income taxes are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Domestic	$(127,599)	$(123,760)
Foreign	1,569	176

Total loss before income taxes	$(126,030)	$(123,584)

The provision for (benefit from) income taxes consists of the following (in thousands):

	Year Ended January 31,
(in thousands)	2021	2020
Current
Federal	$—	$—
State	23	29
Foreign	1,095	500

Total current tax provision	1,118	529

Deferred
Federal	60	—
State	30	—

Foreign	(135)	(399)

Total deferred tax benefit	(45)	(399)

Income tax provision	$1,073	$130

A reconciliation between the U.S. federal statutory income tax and the Company’s effective tax rates as a percentage of loss before income taxes is as follows:

	Year Ended January 31,
	2021	2020
Provision computed at federal statutory rate	21.0%	21.0%
States taxes, net of federal benefit	2.4	2.4
Foreign rate differential	(0.8)	(1.0)
Revaluation gain/loss	(5.0)	0.1
Tax credits	2.3	2.0
Change in valuation allowance	(21.3)	(23.9)
Other	0.5	(0.7)

Effective tax rate	(0.9)%	(0.1)%

The components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Deferred tax assets
Net operating loss carryforwards	$92,570	$78,452
Tax Credit carryforwards	17,679	14,772
Stock-based compensation	4,013	3,033
Deferred revenue	5,239	10,356
Excess interest expense	6,799	4,253
Other	4,826	4,040

Total deferred tax assets	131,126	114,906
Valuation allowance	(126,270)	(102,758)

Total deferred tax assets	4,856	12,148
Deferred tax liabilities
Property and equipment	—	(6,816)
Intangible assets	(4,432)	(4,953)

Total deferred tax liabilities	(4,432)	(11,769)

Net deferred tax assets	$424	$379

The Company had deferred tax assets of $131.1 million and $114.9 million before valuation allowances as of January 31, 2021 and 2020, respectively. The Company assesses the realizability of its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not that some or all of its deferred tax assets will not be realized. The Company evaluates all available positive and negative evidence such as past operating results, future reversals of existing deferred tax liabilities, projected future taxable income, as well as prudent and feasible tax-planning strategies. Management believes that it is more likely than not that the majority of U.S. and foreign deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance against its deferred tax assets in these jurisdictions.
The net change in the total valuation allowance is as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Valuation allowance, beginning of year	$102,758	$73,155
Change in valuation allowance	23,512	29,603

Valuation allowance, end of year	$126,270	$102,758

The Company considers the undistributed earnings of its foreign subsidiaries permanently reinvested in foreign operations and has not provided for U.S. income taxes on such earnings. As of January 31, 2021, the Company’s unremitted earnings from its foreign subsidiaries were $1.4 million and the corresponding unrecognized deferred U.S. income tax liability is not material.
As of January 31, 2021, the Company had approximately $384.8 million of federal, $163.2 million of state and $1.3 million of foreign net operating loss (“
NOL
”) carryforwards available to offset future taxable income, which will expire in varying amounts beginning in 2022. An insignificant amount of NOL and credits carryforwards may be subject to annual limitations under Internal Revenue Code Section 382.

As of January 31, 2021, the Company had approximately $13.7 million of federal and $9.8 million of California research and development credit carryforwards available to reduce future taxable liability. The federal credit carryforwards will expire beginning in 2032 and California credits can be carried forward indefinitely.
The Company’s unrecognized tax benefits are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Beginning of year	$3,918	$3,234
Additions based on tax positions related to the current year	796	684

End of year	$4,714	$3,918

As of January 31, 2021, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the provision for taxes. The Company determined that no accrual for interest and penalties was required as of January 31, 2021 and 2020 and no such expenses were incurred in the years presented.
The Company does not anticipate the total amounts of unrecognized tax benefits to significantly increase or decrease in the next twelve months.
The Company files U.S. federal, various state and foreign income tax returns. The Company is not currently under audit by any taxing authorities. All tax years remain open to examination by taxing jurisdictions to which the Company is subject.